Award Timing Disclosure	12 Months Ended
Oct. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has adopted an Equity Award Grant Policy (the “LTI Grant Policy”) to govern all future LTI equity awards to be granted under the Vestis 2023 Long-Term Incentive Plan as approved by the Compensation Committee or as approved by the CEO, under the limited authority delegated to the CEO by the Board, where the CEO can grant certain LTI equity awards to eligible recipients (other than executive officers). The LTI Grant Policy prescribes the rules to be used with respect to setting the grant date, grant/exercise price and documentation required to effect such LTI equity award approvals by the Compensation Committee or CEO that seeks to avoid the need for supplemental regulatory disclosures that may otherwise be required by the company for granting LTI equity awards in proximity to the Company releasing material non-public information from time to time.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee has adopted an Equity Award Grant Policy (the “LTI Grant Policy”) to govern all future LTI equity awards to be granted under the Vestis 2023 Long-Term Incentive Plan as approved by the Compensation Committee or as approved by the CEO, under the limited authority delegated to the CEO by the Board, where the CEO can grant certain LTI equity awards to eligible recipients (other than executive officers). The LTI Grant Policy prescribes the rules to be used with respect to setting the grant date, grant/exercise price and documentation required to effect such LTI equity award approvals by the Compensation Committee or CEO that seeks to avoid the need for supplemental regulatory disclosures that may otherwise be required by the company for granting LTI equity awards in proximity to the Company releasing material non-public information from time to time.